Note 24 - Revenue (Details Textual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Transaction price allocated to remaining performance obligations	$ 2,600,000	$ 0	$ 80,000